Putnam Multi-Cap Value Fund
Fund summary
Goal
Putnam Multi-Cap Value Fund seeks capital appreciation and,
as a secondary objective, current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Multi-Cap Value Fund	Class A		Class B		Class C	Class M		Class R	Class Y
Share class	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none	3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual Fund Operating Expenses		Putnam Multi-Cap Value Fund	Putnam Multi-Cap Value Fund Class A	Putnam Multi-Cap Value Fund Class B	Putnam Multi-Cap Value Fund Class C	Putnam Multi-Cap Value Fund Class M	Putnam Multi-Cap Value Fund Class R	Putnam Multi-Cap Value Fund Class Y
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Share class			Class A	Class B	Class C	Class M	Class R	Class Y
Management fees			0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and service (12b-1) fees			0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses			0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual fund operating expenses			1.17%	1.92%	1.92%	1.67%	1.42%	0.92%
[1]	Restated to reflect projected expenses under a management contract effective 9/1/2010.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Multi-Cap Value Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	687	695	295	514	145	94
3 years	925	903	603	858	449	293
5 years	1,182	1,237	1,037	1,226	776	509
10 years	1,914	1,827	2,243	2,257	1,702	1,131

Expense Example, No Redemption Putnam Multi-Cap Value Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	195	195
3 years	603	603
5 years	1,037	1,037
10 years	1,827	2,243

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 98%.
Investments
We invest mainly in common stocks of U.S. companies of any size, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. However, prior to becoming Putnam Multi-Cap Value Fund on September 1, 2010, the fund (as Putnam Mid Cap Value Fund) invested at least 80% of its net assets in midsize companies, and the performance information below may have differed if the fund had instead pursued a multi-cap value investment strategy during the time periods presented. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/11 4.03% Best calendar quarter Q2 2009 25.04% Worst calendar quarter Q4 2008 -26.42%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Multi-Cap Value Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		17.19%	1.74%	6.30%
before taxes Class B	Class B	before taxes		18.53%	1.88%	6.14%
before taxes Class C	Class C	before taxes		22.45%	2.18%	6.14%
before taxes Class M	Class M	before taxes		19.48%	1.70%	6.01%
before taxes Class R	Class R	before taxes		24.16%	2.71%	6.67%
before taxes Class Y	Class Y	before taxes		24.82%	3.24%	7.17%
after taxes on distributions Class A	Class A	after taxes on distributions		17.19%	0.67%	5.40%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		11.18%	1.28%	5.29%
Russell 3000 Value Index		Russell 3000 Value Index	(no deduction for fees, expenses or taxes)	16.23%	1.45%	3.63%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Putnam Capital Opportunities Fund
Fund summary
Goal
Putnam Capital Opportunities Fund seeks long-term growth of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Capital Opportunities Fund	Class A		Class B		Class C	Class M		Class R	Class Y
Share class	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none	3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%	1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Capital Opportunities Fund	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Total annual fund operating expenses	1.28%	2.03%	2.03%	1.78%	1.53%	1.03%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Capital Opportunities Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	698	706	306	525	156	105
3 years	958	937	637	891	483	328
5 years	1,237	1,293	1,093	1,281	834	569
10 years	2,031	2,166	2,358	2,371	1,824	1,259

Expense Example, No Redemption Putnam Capital Opportunities Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	206	206
3 years	637	637
5 years	1,093	1,093
10 years	2,166	2,358

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 23%.
Investments
We invest mainly in common stocks (growth or value stocks or both) of small and midsize U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry.

These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/11 7.84% Best calendar quarter Q4 2001 25.50% Worst calendar quarter Q3 2002 -25.41%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Capital Opportunities Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		22.60%	4.19%	4.65%
before taxes Class B	Class B	before taxes		24.28%	4.31%	4.49%
before taxes Class C	Class C	before taxes		28.17%	4.63%	4.48%
before taxes Class M	Class M	before taxes		25.03%	4.16%	4.37%
before taxes Class R	Class R	before taxes		29.84%	5.16%	5.01%
before taxes Class Y	Class Y	before taxes		30.57%	5.72%	5.56%
after taxes on distributions Class A	Class A	after taxes on distributions		22.60%	3.41%	3.89%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		14.69%	3.42%	3.81%
Russell 2500 Index		Russell 2500 Index	(no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000932101
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 30, 2011
Prospectus Date	rr_ProspectusDate	Aug 30, 2011
Putnam Multi-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Multi-Cap Value Fund seeks capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective, current income.
Fees and expenses	pif932101_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pif932101_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect projected expenses under a management contract effective 9/1/2010.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio turnover	pif932101_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 98%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in common stocks of U.S. companies of any size, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We invest mainly in common stocks of U.S. companies of any size, with a focus on value stocks. Value stocks are issued by companies that we believe are currently undervalued by the market.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pif932101_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. However, prior to becoming Putnam Multi-Cap Value Fund on September 1, 2010, the fund (as Putnam Mid Cap Value Fund) invested at least 80% of its net assets in midsize companies, and the performance information below may have differed if the fund had instead pursued a multi-cap value investment strategy during the time periods presented. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 6/30/11 4.03% Best calendar quarter Q2 2009 25.04% Worst calendar quarter Q4 2008 -26.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.42%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Multi-Cap Value Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	687
3 years	rr_ExpenseExampleYear03	925
5 years	rr_ExpenseExampleYear05	1,182
10 years	rr_ExpenseExampleYear10	1,914
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	16.34%
2002	rr_AnnualReturn2002	(16.12%)
2003	rr_AnnualReturn2003	33.16%
2004	rr_AnnualReturn2004	15.54%
2005	rr_AnnualReturn2005	12.53%
2006	rr_AnnualReturn2006	14.99%
2007	rr_AnnualReturn2007	1.74%
2008	rr_AnnualReturn2008	(42.95%)
2009	rr_AnnualReturn2009	39.34%
2010	rr_AnnualReturn2010	24.35%
Putnam Multi-Cap Value Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	695
3 years	rr_ExpenseExampleYear03	903
5 years	rr_ExpenseExampleYear05	1,237
10 years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	195
3 years	rr_ExpenseExampleNoRedemptionYear03	603
5 years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 years	rr_ExpenseExampleNoRedemptionYear10	1,827
Putnam Multi-Cap Value Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	295
3 years	rr_ExpenseExampleYear03	603
5 years	rr_ExpenseExampleYear05	1,037
10 years	rr_ExpenseExampleYear10	2,243
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	195
3 years	rr_ExpenseExampleNoRedemptionYear03	603
5 years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 years	rr_ExpenseExampleNoRedemptionYear10	2,243
Putnam Multi-Cap Value Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.65%	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	514
3 years	rr_ExpenseExampleYear03	858
5 years	rr_ExpenseExampleYear05	1,226
10 years	rr_ExpenseExampleYear10	2,257
Putnam Multi-Cap Value Fund | Class R
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	145
3 years	rr_ExpenseExampleYear03	449
5 years	rr_ExpenseExampleYear05	776
10 years	rr_ExpenseExampleYear10	1,702
Putnam Multi-Cap Value Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	509
10 years	rr_ExpenseExampleYear10	1,131
Putnam Multi-Cap Value Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	17.19%
5 years	rr_AverageAnnualReturnYear05	1.74%
10 years	rr_AverageAnnualReturnYear10	6.30%
Putnam Multi-Cap Value Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	18.53%
5 years	rr_AverageAnnualReturnYear05	1.88%
10 years	rr_AverageAnnualReturnYear10	6.14%
Putnam Multi-Cap Value Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	22.45%
5 years	rr_AverageAnnualReturnYear05	2.18%
10 years	rr_AverageAnnualReturnYear10	6.14%
Putnam Multi-Cap Value Fund | before taxes | Class M
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	19.48%
5 years	rr_AverageAnnualReturnYear05	1.70%
10 years	rr_AverageAnnualReturnYear10	6.01%
Putnam Multi-Cap Value Fund | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	24.16%
5 years	rr_AverageAnnualReturnYear05	2.71%
10 years	rr_AverageAnnualReturnYear10	6.67%
Putnam Multi-Cap Value Fund | before taxes | Class Y
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	24.82%
5 years	rr_AverageAnnualReturnYear05	3.24%
10 years	rr_AverageAnnualReturnYear10	7.17%
Putnam Multi-Cap Value Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	17.19%
5 years	rr_AverageAnnualReturnYear05	0.67%
10 years	rr_AverageAnnualReturnYear10	5.40%
Putnam Multi-Cap Value Fund | after taxes on distributions and sale of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	11.18%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	5.29%
Putnam Multi-Cap Value Fund | Russell 3000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.23%
5 years	rr_AverageAnnualReturnYear05	1.45%
10 years	rr_AverageAnnualReturnYear10	3.63%
Putnam Capital Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Capital Opportunities Fund seeks long-term growth of capital.
Fees and expenses	pif932101_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pif932101_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio turnover	pif932101_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 23%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in common stocks (growth or value stocks or both) of small and midsize U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We invest mainly in common stocks (growth or value stocks or both) of small and midsize U.S. companies that we believe have favorable investment potential.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry.

These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pif932101_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 6/30/11 7.84% Best calendar quarter Q4 2001 25.50% Worst calendar quarter Q3 2002 -25.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.41%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Capital Opportunities Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	698
3 years	rr_ExpenseExampleYear03	958
5 years	rr_ExpenseExampleYear05	1,237
10 years	rr_ExpenseExampleYear10	2,031
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(2.08%)
2002	rr_AnnualReturn2002	(24.84%)
2003	rr_AnnualReturn2003	33.20%
2004	rr_AnnualReturn2004	18.42%
2005	rr_AnnualReturn2005	10.47%
2006	rr_AnnualReturn2006	15.59%
2007	rr_AnnualReturn2007	(8.68%)
2008	rr_AnnualReturn2008	(35.03%)
2009	rr_AnnualReturn2009	46.07%
2010	rr_AnnualReturn2010	30.08%
Putnam Capital Opportunities Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	937
5 years	rr_ExpenseExampleYear05	1,293
10 years	rr_ExpenseExampleYear10	2,166
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	637
5 years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 years	rr_ExpenseExampleNoRedemptionYear10	2,166
Putnam Capital Opportunities Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	306
3 years	rr_ExpenseExampleYear03	637
5 years	rr_ExpenseExampleYear05	1,093
10 years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	637
5 years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 years	rr_ExpenseExampleNoRedemptionYear10	2,358
Putnam Capital Opportunities Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.65%	[2]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	525
3 years	rr_ExpenseExampleYear03	891
5 years	rr_ExpenseExampleYear05	1,281
10 years	rr_ExpenseExampleYear10	2,371
Putnam Capital Opportunities Fund | Class R
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	156
3 years	rr_ExpenseExampleYear03	483
5 years	rr_ExpenseExampleYear05	834
10 years	rr_ExpenseExampleYear10	1,824
Putnam Capital Opportunities Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	569
10 years	rr_ExpenseExampleYear10	1,259
Putnam Capital Opportunities Fund | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	22.60%
5 years	rr_AverageAnnualReturnYear05	4.19%
10 years	rr_AverageAnnualReturnYear10	4.65%
Putnam Capital Opportunities Fund | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	24.28%
5 years	rr_AverageAnnualReturnYear05	4.31%
10 years	rr_AverageAnnualReturnYear10	4.49%
Putnam Capital Opportunities Fund | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	28.17%
5 years	rr_AverageAnnualReturnYear05	4.63%
10 years	rr_AverageAnnualReturnYear10	4.48%
Putnam Capital Opportunities Fund | before taxes | Class M
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	25.03%
5 years	rr_AverageAnnualReturnYear05	4.16%
10 years	rr_AverageAnnualReturnYear10	4.37%
Putnam Capital Opportunities Fund | before taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	29.84%
5 years	rr_AverageAnnualReturnYear05	5.16%
10 years	rr_AverageAnnualReturnYear10	5.01%
Putnam Capital Opportunities Fund | before taxes | Class Y
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	30.57%
5 years	rr_AverageAnnualReturnYear05	5.72%
10 years	rr_AverageAnnualReturnYear10	5.56%
Putnam Capital Opportunities Fund | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	22.60%
5 years	rr_AverageAnnualReturnYear05	3.41%
10 years	rr_AverageAnnualReturnYear10	3.89%
Putnam Capital Opportunities Fund | after taxes on distributions and sale of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	14.69%
5 years	rr_AverageAnnualReturnYear05	3.42%
10 years	rr_AverageAnnualReturnYear10	3.81%
Putnam Capital Opportunities Fund | Russell 2500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	26.71%
5 years	rr_AverageAnnualReturnYear05	4.86%
10 years	rr_AverageAnnualReturnYear10	6.98%

[1]	Restated to reflect projected expenses under a management contract effective 9/1/2010.
[2]	Applies only to certain redemptions of shares bought with no initial sales charge.
[3]	This charge is phased out over six years.